COMMITMENT AND CONTINGENCIES	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 13 – COMMITMENT AND CONTINGENCIES

The Company, from time to time, may be a party to claims and legal proceedings generally incidental to its business. As of September 30, 2017, Company has no material purchase commitments, significant leases and unused letter of credit.

The Company has one pending legal claim against a third party as of September 30, 2017. See Note 4 for disclosure related to the claim with Raozhou Dianli Ltd. There were no other legal matters that are likely to have a material adverse effect on the Company’s financial position as of September 30, 2017 and 2016 and the results of operations or cash flows for the years ended September 30, 2017, 2016 and 2015.